Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 15, 2015 to

PROSPECTUS DATED MARCH 1, 2014

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about March 2, 2015, the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds' approximate target strategic allocation to the Underlying Funds in which they may invest will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)	RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund's "Principal Investment Strategies of the Fund" sub-section of the "Risk/Return Summary" section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 34% to equity Underlying Funds, 59% to fixed income Underlying Funds and 7% to alternative Underlying Funds.

Balanced Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 55% to equity Underlying Funds, 35% to fixed income Underlying Funds and 10% to alternative Underlying Funds.

Growth Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 71% to equity Underlying Funds, 16% to fixed income Underlying Funds and 13% to alternative Underlying Funds.

Equity Growth Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 79% to equity Underlying Funds, 8% to fixed income Underlying Funds and 13% to alternative Underlying Funds.

(ii)	RISK/RETURN SUMMARY: For the Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, the following information is added following the risk factors listed under the sub-heading "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Effective on or about March 2, 2015, the following risk factor replaces the "Active Management" risk factor in the description of the principle risks associated with the Fund's investment of the Underlying Funds:

•	Active Management. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. Generally, the securities, baskets of securities or instruments selected for an Underlying Fund's portfolio may not perform as RIMCo or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo's judgments regarding perceived market risks and opportunities may be incorrect. Generally, there is no guarantee that RIMCo will effectively assess an Underlying Fund's overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may prove ineffective and/or cause the Underlying Fund to underperform.

Effective on or about March 2, 2015, the following risk factors are added to the description of the principal risks associated with the Fund's investment in the Underlying Funds:

•	Index-Based Investing. Index-based strategies may cause an Underlying Fund's returns to be lower than if the Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific characteristics and/or exposure in an Underlying Fund's portfolio or ineffective adjustments to an Underlying Fund's portfolio characteristics. Baskets of securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.

•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.

•	New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. A Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.

Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 15, 2015 to

PROSPECTUS DATED MARCH 1, 2014

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about March 2, 2015, the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds' approximate target strategic allocation to the Underlying Funds in which they may invest will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)	RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund's "Principal Investment Strategies of the Fund" sub-section of the "Risk/Return Summary" section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 34% to equity Underlying Funds, 59% to fixed income Underlying Funds and 7% to alternative Underlying Funds.

(ii)	RISK/RETURN SUMMARY: For the Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, the following information is added following the risk factors listed under the sub-heading "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Effective on or about March 2, 2015, the following risk factor replaces the "Active Management" risk factor in the description of the principle risks associated with the Fund's investment of the Underlying Funds:

•	Active Management. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. Generally, the securities, baskets of securities or instruments selected for an Underlying Fund's portfolio may not perform as RIMCo or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo's judgments regarding perceived market risks and opportunities may be incorrect. Generally, there is no guarantee that RIMCo will effectively assess an Underlying Fund's overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may prove ineffective and/or cause the Underlying Fund to underperform.

Effective on or about March 2, 2015, the following risk factors are added to the description of the principal risks associated with the Fund's investment in the Underlying Funds:

•	Index-Based Investing. Index-based strategies may cause an Underlying Fund's returns to be lower than if the Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific characteristics and/or exposure in an Underlying Fund's portfolio or ineffective adjustments to an Underlying Fund's portfolio characteristics. Baskets of securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.

•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.

•	New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. A Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.

Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 15, 2015 to

PROSPECTUS DATED MARCH 1, 2014

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about March 2, 2015, the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds' approximate target strategic allocation to the Underlying Funds in which they may invest will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)	RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund's "Principal Investment Strategies of the Fund" sub-section of the "Risk/Return Summary" section of the Prospectus listed above:

Balanced Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 55% to equity Underlying Funds, 35% to fixed income Underlying Funds and 10% to alternative Underlying Funds.

(ii)	RISK/RETURN SUMMARY: For the Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, the following information is added following the risk factors listed under the sub-heading "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Effective on or about March 2, 2015, the following risk factor replaces the "Active Management" risk factor in the description of the principle risks associated with the Fund's investment of the Underlying Funds:

•	Active Management. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. Generally, the securities, baskets of securities or instruments selected for an Underlying Fund's portfolio may not perform as RIMCo or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo's judgments regarding perceived market risks and opportunities may be incorrect. Generally, there is no guarantee that RIMCo will effectively assess an Underlying Fund's overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may prove ineffective and/or cause the Underlying Fund to underperform.

Effective on or about March 2, 2015, the following risk factors are added to the description of the principal risks associated with the Fund's investment in the Underlying Funds:

•	Index-Based Investing. Index-based strategies may cause an Underlying Fund's returns to be lower than if the Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific characteristics and/or exposure in an Underlying Fund's portfolio or ineffective adjustments to an Underlying Fund's portfolio characteristics. Baskets of securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.

•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.

•	New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. A Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.

Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 15, 2015 to

PROSPECTUS DATED MARCH 1, 2014

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about March 2, 2015, the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds' approximate target strategic allocation to the Underlying Funds in which they may invest will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)	RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund's "Principal Investment Strategies of the Fund" sub-section of the "Risk/Return Summary" section of the Prospectus listed above:

Growth Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 71% to equity Underlying Funds, 16% to fixed income Underlying Funds and 13% to alternative Underlying Funds.

(ii)	RISK/RETURN SUMMARY: For the Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, the following information is added following the risk factors listed under the sub-heading "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Effective on or about March 2, 2015, the following risk factor replaces the "Active Management" risk factor in the description of the principle risks associated with the Fund's investment of the Underlying Funds:

•	Active Management. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. Generally, the securities, baskets of securities or instruments selected for an Underlying Fund's portfolio may not perform as RIMCo or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo's judgments regarding perceived market risks and opportunities may be incorrect. Generally, there is no guarantee that RIMCo will effectively assess an Underlying Fund's overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may prove ineffective and/or cause the Underlying Fund to underperform.

Effective on or about March 2, 2015, the following risk factors are added to the description of the principal risks associated with the Fund's investment in the Underlying Funds:

•	Index-Based Investing. Index-based strategies may cause an Underlying Fund's returns to be lower than if the Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific characteristics and/or exposure in an Underlying Fund's portfolio or ineffective adjustments to an Underlying Fund's portfolio characteristics. Baskets of securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.

•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.

•	New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. A Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.

Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated January 15, 2015 to

PROSPECTUS DATED MARCH 1, 2014

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about March 2, 2015, the Moderate Strategy, Balanced Strategy, Growth Strategy and Equity Growth Strategy Funds' approximate target strategic allocation to the Underlying Funds in which they may invest will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)	RISK/RETURN SUMMARY: The following is added after the fourth sentence of the relevant Fund's "Principal Investment Strategies of the Fund" sub-section of the "Risk/Return Summary" section of the Prospectus listed above:

Equity Growth Strategy Fund: Effective on or about March 2, 2015, the Fund's approximate target strategic allocation to the Underlying Funds in which it invests will be modified and RIMCo expects that the Fund's approximate target strategic allocation on or about March 2, 2015 will be 79% to equity Underlying Funds, 8% to fixed income Underlying Funds and 13% to alternative Underlying Funds.

(ii)	RISK/RETURN SUMMARY: For the Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund, the following information is added following the risk factors listed under the sub-heading "Principal Risks of Investing in the Fund" in the Risk/Return Summary section for each Fund in the Prospectus listed above:

Effective on or about March 2, 2015, the following risk factor replaces the "Active Management" risk factor in the description of the principle risks associated with the Fund's investment of the Underlying Funds:

•	Active Management. Despite strategies designed to achieve an Underlying Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Underlying Funds and you could lose money. With respect to the Select U.S. Equity Fund and Select International Equity Fund, RIMCo utilizes a variety of quantitative inputs and qualitative investment information and analysis in the management of the Underlying Fund. If the quantitative inputs are not predictive or qualitative assessments are incorrect, the Fund may underperform. Generally, the securities, baskets of securities or instruments selected for an Underlying Fund's portfolio may not perform as RIMCo or the Underlying Fund's money managers expect and security or instrument selection risk may cause the Underlying Fund to underperform relative to other funds with similar investment objectives and strategies. With respect to the Select U.S. Equity Fund and Select International Equity Fund, exposure tilts may be ineffective and RIMCo's judgments regarding perceived market risks and opportunities may be incorrect. Generally, there is no guarantee that RIMCo will effectively assess an Underlying Fund's overall portfolio characteristics and it is possible that its judgments regarding an Underlying Fund's risk/return profile may be incorrect. In addition, actions taken to modify overall portfolio characteristics, including risk, may prove ineffective and/or cause the Underlying Fund to underperform.

Effective on or about March 2, 2015, the following risk factors are added to the description of the principal risks associated with the Fund's investment in the Underlying Funds:

•	Index-Based Investing. Index-based strategies may cause an Underlying Fund's returns to be lower than if the Underlying Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio. Additionally, index-based strategies are subject to "tracking error" risk, which is the risk that the performance of the portion of an Underlying Fund's portfolio utilizing an index-based strategy will differ from the performance of the index it seeks to track.

•	Quantitative Investing. Quantitative inputs and models are generally backward-looking or use historical data to evaluate prospective investments or to generate forecasts which could result in incorrect assessments of the specific characteristics and/or exposure in an Underlying Fund's portfolio or ineffective adjustments to an Underlying Fund's portfolio characteristics. Baskets of securities selected using quantitative analysis may perform differently than analysis of their historical trends would suggest. Inputs or models may be flawed or not work as anticipated and may cause an Underlying Fund to underperform other funds with similar investment objectives and strategies.

•	Securities of Other Investment Companies. Investments in other investment companies expose shareholders to the expenses and risks associated with the investments of an Underlying Fund as well as to the expenses and risks of the underlying investment companies.

•	New Fund Risk. Certain Underlying Funds are new funds. There can be no assurance that a new Underlying Fund will grow to an economically viable size, in which case the Underlying Fund may cease operations. A Fund may be required to liquidate or transfer its investment in the Underlying Fund at an inopportune time.